CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	$ 100,000	$ 105,000
Debt Discount, Rate	10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 1.60	$ 0.50
Debt Instrument, Convertible, Terms of Conversion Feature	If an event of default has occurred or the date of conversion is 180 days after the issuance date, the conversion price will be the lesser of $1.60 per share, or 70% of the second lowest closing bid price of the Company’s common stock for the 20 trading days immediately preceding the date of the conversion.
Proceeds from Convertible Debt	$ 85,000	$ 85,000	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, Other (in Shares)		50,000
Stock Issued for Deferred Offering Cost, Shares (in Shares)		16,000
Debt Instrument, Unamortized Discount		$ 10,000
Payments of Debt Issuance Costs		26,400
Debt Instrument, Increase (Decrease), Other, Net		(47,350)
Convertible Notes Payable, Current		100,000
Interest Paid		$ 5,000	$ 38	$ 48	$ 0
Maximum [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount	400,000
Commitment Fee [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount	2,500
Legal Fees [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount	$ 2,500
Non-Cash Offering Costs [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		110,000
Stock Issued for Deferred Offering Cost, Shares (in Shares)		34,000
Consultant Commissions [Member]
CONVERTIBLE NOTE PAYABLE (Details) [Line Items]
Debt Instrument, Fee Amount		$ 5,950